Leasing Arrangements - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Location	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating and capital lease agreements lease expiring year			2028		2029
Rent expense	$ 2.7	$ 3.4	$ 8.5	$ 11.0	$ 14.1	$ 14.7
Number of lease agreement terminated locations | Location					18
Number of reduce footprint lease location | Location					4
Savings on early lease termination					$ 4.6
Amortization expense for capital leases					$ 0.5	$ 0.7